SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregated revenues by distribution channel (Details) - New Dragonfly - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition
Total Sales	$ 39,925	$ 38,973	$ 78,000	$ 47,187
Retail
Revenue Recognition
Total Sales	24,885	29,582	59,042	33,314
Distributor
Revenue Recognition
Total Sales	4,621	4,078	10,733	10,381
Original equipment manufacture
Revenue Recognition
Total Sales	$ 10,419	$ 5,313	$ 8,225	$ 3,492